UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.3% (0.2% of Total Investments)
$1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A-	$1,597,035

	Alaska - 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AAA	803,985
	12/01/34 - FGIC Insured

	California - 2.7% (1.8% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	No Opt. Call	AAA	318,651
	0.000%, 10/01/37 - MBIA Insured
	California, General Obligation Bonds, Series 1997:
2,195	5.000%, 10/01/18 (Pre-refunded to 10/01/07) - AMBAC Insured	10/07 at 101.00	AAA	2,315,945
410	5.000%, 10/01/18 - AMBAC Insured	10/07 at 101.00	AAA	429,381
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,295,910
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 (WI, settling 8/04/05) - FSA Insured
2,475	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3,	7/06 at 100.00	AA-	2,514,872
	5.375%, 7/01/20
9,375	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2000A,	12/05 at 101.00	AA	9,561,844
	5.875%, 12/01/27

	Colorado - 3.6% (2.5% of Total Investments)
10,250	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	10,634,888
	MBIA Insured
2,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	3,102,751
	Series 2003A, 5.000%, 12/01/22 - XLCA Insured
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	BB	1,475,133
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
3,205	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects,	1/09 at 101.00	AAA	3,477,233
	Series 1999A, 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 -	No Opt. Call	AAA	3,296,582
	MBIA Insured

	Connecticut - 0.4% (0.3% of Total Investments)
2,700	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	8/05 at 101.00	N/R	2,732,292
	Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14

	District of Columbia - 0.9% (0.6% of Total Investments)
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	5,330,750
	Bonds, Series 1998, 5.250%, 10/01/13 - AMBAC Insured

	Florida - 5.5% (3.7% of Total Investments)
1,630	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series 1997F,	12/07 at 102.00	AAA	1,695,053
	5.800%, 12/01/17 (Alternative Minimum Tax) - AMBAC Insured
14,350	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	15,626,863
	5.250%, 10/01/13
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/05 at 101.00	BB+	13,852,538
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,405	Venice, Florida, Revenue Bonds, Bon Secours System, Revenue Bonds, Series 1996, 5.600%, 8/15/16 -	8/06 at 102.00	AAA	2,514,331
	MBIA Insured

	Georgia - 1.3% (0.9% of Total Investments)
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%, 4/01/25	4/10 at 101.00	AA***	4,502,840
	(Pre-refunded to 4/01/10)
3,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	3,759,105
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 - MBIA Insured

	Idaho - 0.3% (0.2% of Total Investments)
435	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%, 1/01/21	7/09 at 101.00	Aa2	438,706
	(Alternative Minimum Tax)
495	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%, 7/01/22	1/10 at 100.00	Aa2	522,661
	(Alternative Minimum Tax)
615	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20	7/10 at 100.00	Aaa	620,646
	(Alternative Minimum Tax)

	Illinois - 34.7% (23.7% of Total Investments)
3,635	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	3,821,948
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999,	No Opt. Call	AAA	26,392,958
	5.500%, 1/01/23 - FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	8,552,245
	Revenues, Series 1999A, 5.500%, 12/01/26 - FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 - AMBAC	No Opt. Call	AAA	2,921,955
	Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series
	1999A:
865	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AAA	906,425
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,251,394
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,985,657
	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995:
3,795	5.125%, 1/01/25 (Pre-refunded to 1/01/06) - FGIC Insured	1/06 at 102.00	AAA	3,909,685
1,145	5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA	1,175,984
1,000	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series	11/13 at 100.00	Aaa	1,093,930
	2003B, 5.250%, 11/01/20 - FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AAA	542,045
	5.375%, 12/01/29 - MBIA Insured
24,835	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series	9/07 at 102.00	AAA	26,416,244
	1999, 5.625%, 9/01/31 - FSA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County School	No Opt. Call	Aaa	2,647,625
	District 116 - Round Lake, Series 1999, 0.000%, 1/01/15 - MBIA Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,820,483
5,400	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 1997A,	7/07 at 101.00	AAA	5,596,506
	5.000%, 7/01/24 - MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	5,683,687
	1996B, 5.500%, 2/15/16
17,280	Illinois Health Facilities Authority, Converted Adjustable Rate Revenue Bonds, Highland Park	10/07 at 102.00	AAA	18,706,464
	Hospital, Series 1991A, 6.000%, 10/01/15 (Pre-refunded to 10/01/07) - FGIC Insured
9,900	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,861,191
	Series 1985A, 5.500%, 8/01/20
7,245	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital, Series	1/06 at 100.00	BB+	7,249,492
	1991, 7.375%, 1/01/23
5,000	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,520,500
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aaa	4,268,556
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 - FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,750	0.000%, 12/15/22 - MBIA Insured	No Opt. Call	AAA	4,453,703
13,000	0.000%, 12/15/23 - MBIA Insured	No Opt. Call	AAA	5,646,030
20,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	22,299,900
	Project, Series 1999A, 5.500%, 12/15/24 - FGIC Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
	General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 - FSA Insured	No Opt. Call	AAA	26,736,966
3,500	5.750%, 6/01/23 - FSA Insured	No Opt. Call	AAA	4,152,645
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,405,001
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aaa	2,510,955
	0.000%, 11/01/18 - FSA Insured

	Indiana - 3.7% (2.6% of Total Investments)
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	8,748,960
	Group, Series 2000A, 5.500%, 2/15/26 - MBIA Insured
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,619,994
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded to 11/15/09) - MBIA Insured
4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc., Project,	6/09 at 101.00	Aa3***	4,605,983
	Series 1999, 5.700%, 6/01/24 (Pre-refunded to 6/01/09)

	Iowa - 1.8% (1.2% of Total Investments)
11,095	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College,	10/10 at 102.00	N/R	11,157,576
	Series 1999, 7.375%, 10/01/19

	Kansas - 0.8% (0.5% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 - FGIC	10/06 at 101.00	AAA	3,807,367
	Insured
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	996,750
	Redevelopement Project Area B, Series 2005, 5.000%, 12/01/20

	Kentucky - 1.7% (1.1% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series	2/10 at 101.00	Aa3***	3,376,965
	2000, 5.750%, 2/01/20 (Pre-refunded to 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement
	Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/08 at 102.00	BB-	1,837,124
5,000	5.875%, 10/01/22	4/08 at 102.00	BB-	4,906,850

	Louisiana - 3.9% (2.7% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%, 5/01/25 -	5/10 at 101.50	AAA	2,470,353
	FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,943,848
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	5,662,172
	5.250%, 7/01/33 - MBIA Insured
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	AAA	4,006,000
	12/01/28 - AMBAC Insured
9,545	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	9,964,312
	2001B, 5.500%, 5/15/30

	Massachusetts - 2.3% (1.6% of Total Investments)
1,500	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,500,780
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/15 at 100.00	AAA	4,643,967
	Series 2005F, 5.000%, 10/01/19 - AGC Insured
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	817,209
	1996A, 5.875%, 9/01/23 (Alternative Minimum Tax) - MBIA Insured
7,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 1997,	7/07 at 102.00	AAA	7,378,770
	5.500%, 7/01/18 (Alternative Minimum Tax) - MBIA Insured

	Michigan - 3.4% (2.3% of Total Investments)
2,435	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	2,609,930
	FGIC Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	BB-	13,730,568
	Group, Series 1998A, 5.250%, 8/15/28
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series	12/08 at 101.00	AAA	4,225,080
	1998A, 5.375%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Minnesota - 0.6% (0.4% of Total Investments)
2,250	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,	4/11 at 101.00	N/R	2,064,848
	Northwest Airlines Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)
1,410	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%, 7/01/31	1/10 at 101.00	AA+	1,447,746
	(Alternative Minimum Tax)

	Missouri - 1.8% (1.3% of Total Investments)
7,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1,	No Opt. Call	AAA	2,553,040
	0.000%, 4/15/27 - AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series
	2001A:
4,370	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	4,714,793
3,670	5.250%, 6/01/28 (Pre-refunded to 6/01/11) - AMBAC Insured	6/11 at 101.00	AAA	4,044,891

	Montana - 0.4% (0.3% of Total Investments)
1,245	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	1,256,977
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate	12/09 at 100.00	A2	1,051,890
	Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

	Nebraska - 0.3% (0.2% of Total Investments)
1,600	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A, 6.200%,	No Opt. Call	AAA	1,648,224
	6/01/13 (Alternative Minimum Tax)- MBIA Insured

	Nevada - 1.6% (1.1% of Total Investments)
2,115	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	2,296,340
	2001, 5.300%, 6/01/19 - FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 - AMBAC Insured	No Opt. Call	AAA	4,362,080
3,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	3,180,540

	New Hampshire - 0.2% (0.2% of Total Investments)

1,440	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	1/06 at 102.00	Aa2	1,456,474
	1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)

	New Jersey - 6.4% (4.4% of Total Investments)

2,745	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,811,127
	6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA Insured

1,460	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey	8/11 at 100.00	AAA	1,483,827
	City Medical Center, Series 2001, 4.800%, 8/01/21 - AMBAC Insured

4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,629,978
	Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC Insured

4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%,	No Opt. Call	AA-	4,644,160
	6/15/18

10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	10,778,400
	LLC, Sixth Series 1997, 5.900%, 12/01/17 (Alternative Minimum Tax) - MBIA Insured

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002:
10,810	5.750%, 6/01/32	6/12 at 100.00	BBB	11,411,577
3,165	6.125%, 6/01/42	6/12 at 100.00	BBB	3,422,093

	New Mexico - 0.7% (0.5% of Total Investments)

4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	4,176,880
	7/01/32 - FSA Insured

	New York - 14.6% (10.0% of Total Investments)

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,310,300
	5.250%, 12/01/26 - FSA Insured

	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
4,005	5.250%, 6/01/19 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	4,396,449
7,005	5.250%, 6/01/21 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	7,689,669

2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998E, 5.250%, 8/01/14 - AMBAC Insured	2/08 at 101.00	AAA	2,113,560

14,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.375%, 8/01/19 - MBIA Insured	2/08 at 101.00	AAA	14,848,120

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	12/14 at 100.00	AAA	5,267,550
	Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AAA	11,088,600
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

4,600	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	4,844,030
	Facilities, Series 1996E, 5.250%, 2/15/18 - AMBAC Insured

2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership	7/07 at 102.00	AA	2,303,108
	Obligated Group - Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1996B:
4,305	5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured	2/06 at 102.00	AAA	4,446,678
80	5.125%, 8/15/21 - MBIA Insured	2/06 at 102.00	AAA	82,503
85	5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured	2/06 at 102.00	AAA	87,825

7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff	2/08 at 101.50	AAA	7,974,150
	Heights Medical Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	2,154,940
	City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured
7,500	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	1/06 at 102.00	AAA	7,735,425
	1995-6, 5.375%, 1/01/25 (Pre-refunded to 1/01/06) - AMBAC Insured
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,329,144
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 - AMBAC Insured

	Ohio - 4.1% (2.8% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School Improvement	12/11 at 100.00	Aaa	2,470,131
	Bonds, Series 2001, 5.125%, 12/01/21 - FGIC Insured
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/06 at 102.00	Aa	3,696,577
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	3,796,694
13,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,836,522
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,115	Warren County, Ohio, Special Assessment Bonds, Waterstone Boulevard Project, Series 1997, 5.500%,	12/07 at 101.00	Aa2	1,185,535
	12/01/17

	Oregon - 0.4% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,571,001
	5.500%, 6/15/20 - AMBAC Insured

	Pennsylvania - 4.9% (3.4% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B1	4,198,829
	Health System, Series 2000B, 9.250%, 11/15/22
1,970	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,139,519
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
18,900	Philadelphia Airport System, Pennsylvania, Revenue Refunding Bonds, Series 1998A, 5.500%, 6/15/18	6/08 at 102.00	AAA	20,125,098
	(Alternative Minimum Tax) - FGIC Insured
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,618,958
	8/01/16 (Pre-refunded to 8/01/12) - FGIC Insured

	Puerto Rico - 2.1% (1.4% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%,	No Opt. Call	AA***	12,625,000
	12/01/23

	Rhode Island - 3.1% (2.1% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 - RAAI Insured	5/09 at 102.00	AA	2,231,411
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building	4/10 at 101.00	Aaa	3,912,055
	Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded to 4/01/10) - AMBAC Insured
12,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	12,819,360
	Series 2002A, 6.125%, 6/01/32

	Tennessee - 1.9% (1.3% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	7,015,360
	3/01/24 (Alternative Minimum Tax)- AMBAC Insured
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%,	3/11 at 100.00	AAA	2,534,028
	3/01/26 - FSA Insured
815	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1, 6.375%, 7/01/25	7/10 at 101.00	AA	829,263
	(Alternative Minimum Tax)
1,125	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.250%, 1/01/20	7/10 at 100.00	AA	1,138,388
	(Alternative Minimum Tax)

	Texas - 16.1% (11.0% of Total Investments)

1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	899,100
	1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

	Austin, Texas, Prior Lien Airport System Revenue Bonds, Series 1995A:
1,660	6.125%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/05) - MBIA Insured	11/05 at 102.00	AAA	1,707,459
8,340	6.125%, 11/15/25 (Alternative Minimum Tax) - MBIA Insured	11/05 at 102.00	AAA	8,575,271

2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/13 at 101.00	Baa2	3,039,718
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (a)

4,675	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, Unlimited Tax School	2/09 at 100.00	AAA	5,124,221
	Building Bonds, Series 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)

	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
5,130	0.000%, 8/15/20	8/09 at 52.47	AAA	2,248,274
7,000	0.000%, 8/15/21	8/09 at 49.48	AAA	2,893,100
7,345	0.000%, 8/15/23	8/09 at 44.01	AAA	2,699,802
7,000	0.000%, 8/15/24	8/09 at 41.50	AAA	2,426,410
7,350	0.000%, 8/15/25	8/09 at 39.14	AAA	2,430,425
7,000	0.000%, 8/15/26	8/09 at 36.91	AAA	2,181,130

2,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/05 at 100.00	CCC	1,992,040
	Bonds, American Airlines Inc., Series 2000B, 6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/05)

6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/07 at 100.00	CCC	5,784,900
	Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/07)

820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	848,979
	12/01/31 - AMBAC Insured

	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health,
	Series 1999A:
12,240	5.375%, 7/01/24 - MBIA Insured	7/09 at 101.00	AAA	13,067,424
11,180	5.375%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	11,910,054

2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A,	No Opt. Call	AAA	1,101,464
	0.000%, 11/15/20 - MBIA Insured

2,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	744,675
	Project, Series 2001B, 0.000%, 9/01/30 - AMBAC Insured

2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25 (Pre-refunded to	8/10 at 100.00	AAA	2,813,025
	8/01/10) - FSA Insured

2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26 (Pre-refunded to	3/09 at 100.00	AAA	2,148,300
	3/15/09) - FGIC Insured

30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	6,059,327
	Bonds, Series 2004, 0.000%, 8/15/34

9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AAA	2,073,656
	Bonds, Series 2005, 0.000%, 8/15/33 - FGIC Insured

1,500	Port Arthur, Texas, Jefferson County, General Obligation Bonds, Series 1997, 5.000%, 2/15/21	2/07 at 100.00	AAA	1,548,600
	(Pre-refunded to 2/15/07) - MBIA Insured

10,000	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	10,631,900
	Resources System, Series 1997A, 5.250%, 2/15/17 - MBIA Insured

7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,449,700
	Series 2005, 0.000%, 8/15/35

	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (WI, settling 8/10/05)	8/15 at 78.46	AAA	1,450,320
3,000	0.000%, 8/15/22 (WI, settling 8/10/05)	8/15 at 70.77	AAA	1,296,660

	Utah - 0.4% (0.3% of Total Investments)

	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
605	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	AAA	610,856
225	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	236,842
220	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	221,923
	(Alternative Minimum Tax)
80	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa2	80,863
	(Alternative Minimum Tax)
1,440	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA-	1,483,416
	1/01/15 (Alternative Minimum Tax)

	Virginia - 0.6% (0.4% of Total Investments)
3,395	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L.	11/09 at 102.00	N/R	3,430,376
	Clean Water, LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)

	Washington - 11.1% (7.5% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A,	7/13 at 100.00	Aaa	4,413,800
	5.500%, 7/01/17
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	1,933,606
2,590	6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	2,853,584
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	964,049
1,260	6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	1,388,230
9,760	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.625%, 1/01/21 - FSA	1/11 at 101.00	AAA	10,750,054
	Insured
7,330	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	8,117,828
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series 1999,	7/09 at 100.00	AAA	12,371,394
	5.250%, 7/01/16 - MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 - FSA Insured	No Opt. Call	AAA	1,939,114
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	Aa1	9,155,938
18,470	0.000%, 1/01/21	No Opt. Call	Aa1	9,089,087
4,800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1997A,	7/07 at 102.00	AAA	5,073,168
	5.250%, 7/01/16 - FSA Insured

	Wisconsin - 6.8% (4.6% of Total Investments)
2,250	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 - FSA Insured	11/14 at 100.00	Aaa	2,373,457
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	4,115,753
	Series 1997C, 5.550%, 2/01/15 - AMBAC Insured
4,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and Medical	5/09 at 101.00	A	4,342,309
	Center Inc., Series 1999, 5.625%, 5/15/29
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development
	Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded to 11/15/09)	11/09 at 101.00	N/R***	9,327,405
5,000	6.250%, 11/15/28 (Pre-refunded to 11/15/09)	11/09 at 101.00	N/R***	5,568,600
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	Aaa	13,608,682
	Corporation, Series 1999, 5.500%, 8/15/25 - AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,253,829
	Inc., Series 2003A, 5.125%, 8/15/33

$977,850	Total Long-Term Investments (cost $820,235,543) - 145.5%			891,662,489

	Short-Term Investments - 0.7% (0.5% of Total Investments)
1,500	Idaho Health Facilities Authority, Revenue Bonds, St. Luke's Regional Medical Center, Variable Rate		A-1+	1,500,000
	Demand Obligations, Series 2005, 2.240%, 7/01/35 - FSA Insured †
3,000	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand		A-1+	3,000,000
	Obligations, Series 2002R-2, 2.220%, 10/01/42 - XLCA Insured †

4,500	Total Short-Term Investments (cost $4,500,000)			$4,500,000

	Total Investments (cost $824,735,543) - 146.2%			896,162,489

	Other Assets Less Liabilities - 1.9%			11,852,380

	Preferred Shares, at Liquidation Value - (48.1)%			(295,000,000)

	Net Assets Applicable to Common Shares - 100%			$613,014,869

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $823,900,703.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$72,678,650
Depreciation	(416,864)

Net unrealized appreciation of investments	$72,261,786

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.